Commitments and Contingent Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating leases with minimum rental commitments [Abstract]
2014	$ 6,860,000
2015	6,493,000
2016	6,295,000
2017	5,979,000
2018	5,719,000
2019 and after	42,429,000
Total	73,775,000
Outsourced service expense	5,125,000	5,122,000	5,100,000
Contractual Obligation [Abstract]
Outsource Service expense, minimum payment	5,000,000
Outsource Service expense, maximum payment	$ 6,000,000